Fair Value of Financial Instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value of Financial Instruments
Change in fair value of contingent consideration	$ (3,342,515)	$ 430,000